Stockholders' Equity (Tables)	9 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of common stock subject to possible redemption reflected on the balance sheet
Gross proceeds from Initial Public Offering	$57,338,908
Less:
Fair Value of Public Warrants at Issuance	(3,201,883)
Offering Costs allocated to common stock subject to possible redemption	(3,547,176)
Plus:
Accretion of common stock subject to possible redemption amount	1,733,440
Common stock subject to possible redemption	$52,323,289